Acquisitions (Details Narrative 2) (USD $)	12 Months Ended		3 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014
Purchase price for shares	$ 7,811,404
Cash to seller	3,163,802
GPS Global [Member]
Purchase price for shares			7,811,404
Cash to seller			311,404
Total common stock			7,500,000
Common stock delivered at closing			1,600,000
Common stock delivered to escrow agent			2,900,000
Common stock under revenue-generating contracts, determined by dividing $1M			1,000,000
Common stock under revenue-generating contracts, determined by dividing $2M			2,000,000
Common stock to be payable based on sales of GPS			3,000,000
Emerge [Member]
Cash paid for shares			7,739,000
TrackGroup [Member]
Cash paid for shares			2,000,000
Common stock delivered at closing			$ 38,499